CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 213,581	$ 201,534	$ 162,480
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	107,892	110,440	118,014
Amortization on intangibles	1,010	1,106	1,273
Provision for credit losses	44,578	32,853	76,394
Other than temporary impairment of retained interests		815	4,108
Gain on retail notes, wholesale receivables and commercial revolving accounts sold			(38)
Deferred income tax expense	13,257	58,755	48,765
Changes in components of working capital:
Decrease in servicing fee receivables			2,789
Decrease (increase) in affiliated accounts and notes receivables	99,423	(63,326)	(39,603)
Decrease (increase) in other assets and equipment held for sale	59,570	(20,360)	8,608
(Decrease) increase in accounts payable and other accrued liabilities	(12,730)	143,285	(53,012)
Increase in other, net			27,249
Net cash from operating activities	526,581	465,102	357,027
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(19,639,227)	(18,036,908)	(15,733,642)
Proceeds from sales of receivables			23,825
Collections of receivables	18,305,941	17,217,638	15,431,514
Decrease (increase) in restricted cash	43,589	1,986	(146,348)
Purchase of equipment on operating leases	(459,477)	(386,361)	(356,902)
Proceeds from disposal of equipment on operating leases	249,879	238,025	225,861
Purchase of software	(2,277)	(993)	(1,199)
Additions of property and equipment	(37)	(33)
Proceeds from disposal of property and equipment		93
Net cash used in investing activities	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	1,807,984	533,346
Payment of affiliated debt	(1,764,745)	(1,275,856)	(555,950)
Proceeds from issuance of long-term debt	3,963,218	4,101,882	2,295,152
Payment of long-term debt	(3,124,109)	(3,543,494)	(1,130,767)
Increase (decrease) in revolving credit facilities, net	284,500	943,874	(90,794)
Dividends paid to CNH America LLC		(85,000)	(295,000)
Net cash from financing activities	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS
Beginning of year	594,093	420,792	398,015
End of year	785,913	594,093	420,792
CASH PAID DURING THE YEAR FOR INTEREST	251,590	267,114	311,707
CASH PAID DURING THE YEAR FOR TAXES	$ 85,684	$ 27,193	$ 92,492